TAXES (Tables)	6 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the six months ended December 31,
	2021	2020

Income tax expense computed based on PRC statutory rate	$473,281	$320,046
Effect of rate differential for Hong Kong and other outside PRC entities	(176,139)	(8,917)
Effect of PRC preferential tax rate	(6,694)	(140,015)
Change in valuation allowance	359,220	(56,940)
Surcharge on unpaid income tax	136,892	527,110
Permanent difference	28,833	(110,605)
Total income tax provisions	$815,393	$530,679

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the six months ended December 31,
	2021	2020

Current income tax provision	$635,046	$544,419
Deferred income tax benefit	180,347	(13,740)
Total income tax expense	$815,393	$530,679

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The components of deferred tax assets as of December 31, 2021 and June 30, 2021 consist of the following:

	December 31, 2021	June 30, 2021

Deferred tax assets:
Net operating losses	$1,521,425	$1,223,699
Assets impairment reserve	477,723	471,634
Depreciation and others	(45,760)	56,642
Valuation allowance	(1,522,787)	(1,146,317)
Deferred tax assets, net	$430,601	$605,658

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	December 31, 2021	June 30, 2021

Corporate income tax payable	$4,950,381	$4,256,487
Other tax payable	1,559	186,705
Total taxes payable	$4,951,940	$4,443,192